Financial Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Maturity Analysis for Non-derivative Financial Liabilities
The following are the contractual maturities of financial liabilities, including interest payments:

Financial liabilities

	Within one year		Between one and two years		Between two and five years		After five years		Total
2017	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions
Trade and other payables	615		—		—		—		615
Borrowings	137		343		1,912		695		3,087
- In USD	98	5.4	145	5.4	1,643	5.5	641	6.5	2,527
- AUD in USD equivalent	16	5.1	174	5.1	25	6.8	38	6.8	253
- ZAR in USD equivalent	23	8.9	24	8.9	244	9.1	16	15.5	307
2016
Trade and other payables	596		—		—		—		596
Borrowings	127		287		1,155		1,513		3,082
- In USD	100	5.4	100	5.4	1,023	5.5	1,449	5.5	2,672
- AUD in USD equivalent	16	5.4	89	5.3	119	6.0	43	6.8	267
- ZAR in USD equivalent	11	8.9	98	8.9	13	11.2	21	14.0	143
2015
Trade and other payables	503		—		—		—		503
Borrowings	211		216		1,912		1,581		3,920
- In USD	140	5.8	140	5.8	1,767	5.9	1,507	5.5	3,554
- AUD in USD equivalent	11	5.2	68	5.2	66	6.2	51	6.8	196
- ZAR in USD equivalent	60	8.2	8	8.1	79	8.7	23	11.8	170

Disclosure of Credit Risk Exposure
The combined maximum credit risk exposure of the group is as follows:

	US Dollars
Figures in millions	2017	2016	2015

Other investments	58	79	61
Trade and other receivables	33	46	42
Cash restricted for use (note 21)	65	55	60
Cash and cash equivalents (note 22)	205	215	484
Total financial assets	361	395	647

Disclosure of Fair Value of Financial Instruments
The estimated fair value of the group’s other investments and borrowings as at 31 December are as follows:

Type of instrument

	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
US Dollar millions	2017		2016		2015
Financial assets
Other investments (note 18)	138	140	130	132	92	93
Financial liabilities
Borrowings (note 25)	2,268	2,377	2,178	2,203	2,737	2,425

Disclosure of Fair Value of Assets Measured on a Recurring Basis
Assets measured at fair value on a recurring basis

US Dollar millions	Level 1	Level 2	Level 3	Total
	2017
Available-for-sale financial assets
Equity securities	80	—	—	80

Available-for-sale financial assets	2016
Equity securities	51	—	—	51
	2015
Available-for-sale financial assets
Equity securities	30	—	—	30

Disclosure of Sensitivity Analysis on Other Financial Assets and Liabilities
Sensitivity analysis
Interest rate risk on other financial assets and liabilities (excluding derivatives)
The group also monitors interest rate risk on other financial assets and liabilities.
The following table shows the approximate interest rate sensitivities of other financial assets and liabilities at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below). As the sensitivity is the same (linear) for both increases and decreases in interest rates only absolute numbers are presented.

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2017
Financial assets
USD denominated	100	1	1
ZAR denominated(1)	150	2	—
Financial liabilities
ZAR denominated(1)	150	41	3
AUD denominated	100	3	2

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2016
Financial liabilities
ZAR denominated(1)	150	18	1
AUD denominated	100	2	1
USD denominated	100	1	1

A change of 100 basis points in financial assets results in less than a $1m change in the interest amount.

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2015
Financial assets
USD denominated	100	2	2
ZAR denominated(1)	150	5	—
BRL denominated	250	2	1
Financial liabilities
ZAR denominated(1)	150	26	2
AUD denominated	100	1	1
USD denominated	100	2	2
(1) This is the only interest rate risk for the company.
Sensitivity analysis (continued)

Foreign exchange risk

Foreign exchange risk arises on financial instruments that are denominated in a foreign currency.

The following table discloses the approximate foreign exchange risk sensitivities of borrowings at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total
		US$ Million		US$ Million		US$ Million
	2017		2016		2015
Borrowings
ZAR denominated (R/$)	Spot (+R1.50)	(26)	Spot (+R1.50)	(10)	Spot (+R1.50)	(12)
AUD denominated (AUD/$)	Spot (+AUD0.1)	(16)	Spot (+AUD0.1)	(15)	Spot (+AUD0.1)	(11)
ZAR denominated (R/$)	Spot (-R1.50)	33	Spot (-R1.50)	13	Spot (-R1.50)	14
AUD denominated (AUD/$)	Spot (-AUD0.1)	19	Spot (-AUD0.1)	18	Spot (-AUD0.1)	12